Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments in Debt Securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2018 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,744	$–	$(521)	$8,223
Domestic corporate securities	16,476	188	(9)	16,655
Residential mortgage-backed securities	639	14	–	653
Foreign corporate securities	3,997	44	(3)	4,038

Total debt securities	$29,856	$246	$(533)	$29,569

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2017 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$9,052	$5	$(103)	$8,954
Residential mortgage-backed securities	1,598	115	–	1,713

Total debt securities	$10,650	$120	$(103)	$10,667

Investments Classified by Contractual Maturity Date

Because of the potential for prepayment on residential mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due after one year through ten years	$20,473	$20,693
Due after ten years	8,744	8,223
Residential mortgage-backed securities	639	653

Total debt securities	$29,856	$29,569

Investment Income

Sources of investment income for the years ended December 31 are summarized as follows:

	2018	2017	2016

Gross investment income:
Debt securities	$368	$321	$363
Cash and cash equivalents	452	217	53

Total gross investment income	820	538	416
Investment expenses	(58)	(21)	(40)

Net investment income	$762	$517	$376

Unrealized Gain (Loss) on Investments

The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

	2018	2017	2016

Debt securities	$(287)	$17	$(498)
Deferred income taxes	61	(6)	175

Net unrealized investment gains (losses)	$(226)	$11	$(323)